SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Nov. 30, 2018	Jul. 31, 2018	Jul. 06, 2018	Jul. 02, 2018
Property, Plant and Equipment [Line Items]
Short-term Investments	$ 549,895	$ 3,551,968
Interest income	48,058	243,661	$ 536,345
Accounts Receivable, Allowance for Credit Loss	26,272	23,982
Long-term investments	1,703,900	1,046,360
Loss on disposal of equipment and machinery		1,200,000
Long-lived assets impairment		281,680
Income Tax Examination, Likelihood of Unfavorable Settlement	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded
Income Tax Expense (Benefit)	$ 641,460	164,537	$ 380,296
Value added taxes rate description	Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 2018, VAT rate was lowered to 16%, and starting from April 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
PRC Statutory [Member]
Property, Plant and Equipment [Line Items]
Accrued Income Taxes	$ 4,300,000
Income Tax Expense (Benefit)	$ 669,650
Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage					90.00%
Land [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Investments, rate of percentage	2.60%
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Investments, rate of percentage	3.80%
Ownership percentage							20.00%
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	10 years
Dogness Intelligence Technology Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interest rate	42.00%
Ownership percentage						58.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interest rate	48.80%
Nanjing Rootaya Intelligence Technology Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Impairment loss on investment		$ 177,750
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage					10.00%
Long-term investments					$ 177,750
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Long-term investments					$ 1,250,000
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				10.00%
Long-term investments				$ 1,239,200
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Unrelated Shareholder [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				90.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Long-term investments				$ 8,000,000.0
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Property, Plant and Equipment [Line Items]
Long-term investments				$ 3,000,000.0
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				13.00%
Long-term investments				$ 464,700
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				87.00%